AB GLOBAL RISK ALLOCATION FUND

(the “Fund”)

Supplement dated June 1, 2015 to the Summary Prospectus and Prospectus dated February 27, 2015 of the Fund (together, the “Prospectuses”).

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The following performance information replaces information on the Russell 1000 Value Index in the Performance Table in the Summary section of the Prospectuses.

Average Annual Total Returns (For the periods ended December 31, 2014)

	1 Year	5 Years	10 Years
MSCI World Index (reflects no deduction for fees, expenses or taxes)	4.94%	10.20%	6.03%